Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 364,175,396.66
Previously Paid Amount	138.10
Total Fee Amount	50,292.62
Total Offset Amount	50,154.52
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A